Note 32 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Capital Base And Capital Management
Capital (Capital base and capital management)	€ 3,267		€ 3,218		€ 3,120
Share Premium	23,992	[1]	23,992	[2]	23,992
Retained Earnings, Revaluation Reserve, And Other Reserves	25,443	[1]	23,641	[2]	22,512
Other Equity Capital base and Capital Management	54	[1]	54	[2]	35
Less: Treasury shares	96		48		309
Profit or loss atributable to owners of the parent	3,519	[1]	3,475	[2]	2,642
Less: Interim dividends	1,043	[1]	1,510	[2]	1,352
Total shareholders' funds	55,136	[1]	52,821	[2]	50,640
Accumulated Other Comprehensive Income	(8,792)		(5,458)		(3,349)
Total Non-Controlling interests (from own capital)	6,979		8,064		8,149
TOTAL EQUITY	53,323	[1]	55,428	[2]	55,282	€ 51,609
Intangible assets Eligible Capital Resources	(6,627)	[1]	(5,675)	[2]	(3,901)
Fin. Treasury shares	(48)	[1]	(82)	[2]	(95)
Indirect treasury shares	(134)	[1]	(51)	[2]	(415)
Total Deductions	(6,809)	[1]	(5,808)	[2]	(4,411)
Total Temporary CET 1 adjustments	(273)	[1]	(129)	[2]	(788)
Capital gains from the Available-for-sale debt instruments portfolio	(256)	[1]	(402)	[2]	(796)
Capital gains from the available-for-sale equity portfolio	(17)	[1]	273	[2]	8
Differences from solvency and accounting level	(189)	[1]	(120)	[2]	(40)
Equity not Eligible at Solvency Level	(462)	[1]	(249)	[2]	(828)
Other adjustments and deductions	(3,711)	[1]	(2,001)	[2]	(1,647)
Common Equity Tier 1 CET 1	42,341	[1]	47,370	[2]	48,554
Additional Tier 1 Before Regulatory Adjustments	6,296	[1]	6,114	[2]	5,302
Total Regulatory Adjustments Of Aditional Tier 1	(1,657)	[1]	(3,401)	[2]	(5,302)
Tier 1 (eligible capital resources)	46,980		50,083		48,554
Tier 2 ( Eligible capital resources)	8,798		8,810		11,646
Total Capital (Tier 1+Tier 2))	55,778		58,893		60,200
Total Capital (Eligible capital Resources)	€ 40,370	[1]	€ 37,923	[2]	€ 38,125

[1]	Includes updates on the calculation of Structural FX RWA, pending confirmation by ECB and the subordinated debt (Tier2) issued by Garanti pending a pproval by ECB.
[2]	Figures originally reported in the Prudential Relevance Report corresponding to the year 2016, without restatements .